EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
EMPLOYEE BENEFITS

NOTE 22 – EMPLOYEE BENEFITS

In accordance with labor legislation in the countries in which Grupo Aval operates, and based on labor conventions and collective bargaining agreements signed between Grupo Aval’s subsidiaries and their employees, employees have short term benefits (including but not limited to salaries, holidays, legal and extralegal premiums, interests on severances and defined contribution plans such as severances), long-term benefits (including but not limited to seniority bonuses), post-employment benefits (including but not limited to medical aids) and retirement benefits (including but not limited to severance payments to employees in Colombia who continue with labor regime before Law 50 of 1990 and legal and extralegal retirement pensions). Compensation of key management personnel includes salaries (see note 34).

Through personnel benefits plans, Grupo Aval and its subsidiaries is exposed to several risks (interest rates), which are intended to be minimized by applying the risk management policies and procedures defined under Note 4.

The detail of the balance of liabilities for employee benefits as of December 31, 2024, and 2023 is as follows:

	December 31, 2024		December 31, 2023
Short term	Ps.	441,644	Ps.	385,296
Post-employment		405,240		380,207
Long term		180,545		159,329
Total	Ps.	1,027,429	Ps.	924,832

Plan Asset	Ps.	(24,126)	Ps.	(17,024)
Net employee benefits	Ps.	1,003,303	Ps.	907,808

22.1 Post-employment benefits

In Colombia, when employees retire after completing the age requirements and weeks of contribution to the social security system, retirement pensions are assumed by public or private pension funds based on defined contribution plans. Entities and employees contribute monthly defined amounts by law to gain entitlement to a pension at the time of retirement.

Unlike in Central America, in Colombia according to prior labor regimes, post-employment benefits for employees hired before the year (i) 1968 require pensions to be directly assumed the company for those employees that have fulfilled the requirements of age and years of service and (ii) 1990 entitle employees to receive a compensation equivalent to the last month of salary multiplied by each year of service.

Some subsidiaries have labor conventions or pay extra-legal premiums to employees retiring in compliance with the required age and time of service, when they start enjoying the pension granted by the pension funds.

Some retirees of Grupo Aval and its subsidiaries receive benefits including coverage of medical treatments.

As of December 31, 2024 and 2023, the post-employment benefit expense is composed of:

	December 31, 2024		December 31, 2023
Defined contribution plan	Ps.	116,145	Ps.	108,059
Defined benefit plan		42,907		44,426
Total	Ps.	159,052	Ps.	152,485

22.2 Long Term Employee Benefits

Some Grupo Aval subsidiaries grant their employees extra-legal long-term premiums during their working lives per every five years of service that they complete, calculated as days of salary per year of work.

Grupo Aval has recognized the liabilities corresponding to these benefits, based on the same actuarial calculations and using the same parameters as in retirement benefits.

The following table shows the Post-employment and long-term benefits movements during the years ended on December 31, 2024, 2023 and 2022 are as follows:

	Post-employment benefits						Long-term benefits
	December 31, 2024		December 31, 2023		December 31, 2022		December 31, 2024		December 31, 2023		December 31, 2022
Balance at the beginning of the year	Ps.	380,207	Ps.	349,587	Ps.	522,196	Ps.	159,329	Ps.	133,085	Ps.	134,831
Service costs		2,985		2,690		3,845		15,905		14,765		14,815
Interests cost		39,923		41,736		30,778		15,439		16,699		8,949
Past Service Costs		—		(2,079)		—		4,795		10,063		—
	Ps.	423,115	Ps.	391,934	Ps.	556,819	Ps.	195,468	Ps.	174,612	Ps.	158,595
Actuarial Loss (Gain) arising from changes in demographic assumptions		95		(753)		—		1,010		(7,342)		—
Actuarial Loss (Gain) arising from changes in financial assumptions		2,309		26,832		(69,967)		2,036		473		(14,149)
Actuarial Loss arising from changes in the experience		40,293		27,472		2,167		9,812		17,313		10,456
	Ps.	42,697	Ps.	53,551	Ps.	(67,800)	Ps.	12,858	Ps.	10,444	Ps.	(3,693)
Payments to employees		(63,202)		(61,589)		(51,306)		(27,781)		(25,727)		(21,817)
Liquidation of entities		—		—		(432)		—		—		—
Loss of control in subsidiary (1)		—		—		(98,024)		—		—		—
Discontinued operations (1)		—		—		6,251		—		—		—
Effect of movements in exchange rates		2,630		(3,689)		4,079		—		—		—
Liability balance at the end of the year	Ps.	405,240	Ps.	380,207	Ps.	349,587	Ps.	180,545	Ps.	159,329	Ps.	133,085

Plan Assets
Balance at the beginning of the year plan assets	Ps.	(17,024)	Ps.	(18,176)	Ps.	(46,840)	Ps.	—	Ps.	—	Ps.	—
Interests income		(1,052)		(794)		(427)		—		—		—
Remeasurements on plan assets		(3,385)		(1,788)		5,885		—		—		—
Loss of control in subsidiary (1)		—		—		27,269		—		—		—
Effect of movements in exchange rates		(2,665)		3,734		(4,063)		—		—		—
Balance at the end of the year plan assets	Ps.	(24,126)	Ps.	(17,024)	Ps.	(18,176)	Ps.	—	Ps.	—	Ps.	—
Net Balance at the end of the year	Ps.	381,114	Ps.	363,183	Ps.	331,411	Ps.	180,545	Ps.	159,329	Ps.	133,085

(1) See note 1.1., "Discontinued operation of BAC Holding".

The assumptions used to calculate the obligation projected for different post-employment and long-term benefits employees are as follows:

Post-employment benefits *	December 31, 2024	December 31, 2023
Discount interest rate	9.95%	11.34%
Inflation rate	2.95%	2.96%
Salary growth rate	3.73%	3.80%
Pension growth rate	3.00%	3.00%

* Entities in Colombia and subsidiaries abroad participate.

Long-term benefits *	December 31, 2024	December 31, 2023
Discount interest rate	9.95%	11.40%
Inflation rate	3.00%	3.00%
Salary growth rate	4.27%	4.27%

* Only entities from Colombia participate.

Employee turnover is calculated based on the experience of each entity. For those entities where a sufficiently long statistic history is not yet available to support the actuarial bases, the SoA2003 table is used as a reference. With this table, the probability of permanence of personnel in the entity is established, modified according to the population factor of each benefit. Employee´s life expectancy is calculated based on the mortality tables RV08 (Colombia) and GA83 (Central America).

The sensitivity analysis for post-employment and long-term benefits liabilities due to defined benefits plans to different actuarial and financial variables is shown below, maintaining other variables at constant values (increase or decrease 50 basis points):

	-0.50 basic points				+0.50 basic points
At December 31, 2024	Post-employment benefits		Long-term benefits		Post-employment benefits		Long-term benefits
Discount interest rate	Ps.	12,270	Ps.	3,815	Ps.	(11,583)	Ps.	(3,642)
Salaries growth rate		(2,568)		(4,483)		2,693		4,759
Retirement growth rate		(11,323)		N/A		11,923		N/A

	-0.50 basic points				+0.50 basic points
At December 31, 2023	Post-employment benefits		Long-term benefits		Post-employment benefits		Long-term benefits
Discount interest rate	Ps.	10,764	Ps.	3,050	Ps.	(10,227)	Ps.	(2,919)
Salaries growth rate		(1,756)		(3,819)		2,353		3,589
Retirement growth rate		(10,443)		N/A		10,979		N/A

The following table reveals the cash flows without discounted required for payment of post–employment and long-term benefits:

	Payments for post-		Payments for long-
Year	employment		term benefits
2025	Ps.	61,487	Ps.	32,940
2026		56,004		25,538
2027		52,583		26,331
2028		51,751		24,272
2029		48,748		23,559
Years 2030 - 2034		217,674		87,138
Total	Ps.	488,247	Ps.	219,778

As of December 31, 2024, the average duration of post-employment benefit plans is 5.89 years (5.52 years for 2023) and for the long-term it is 4.17 years (3.75 years for 2023).